Offerings - Offering: 1	Mar. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,230,336
Proposed Maximum Offering Price per Unit	44.5
Maximum Aggregate Offering Price	$ 143,749,952
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,008.12
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, or the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form
S-3
(Registration
No. 333-277523),
which was filed on February 29, 2024.

(2)	Includes 421,348 of common stock that the underwriters have an option to purchase.